Revenue - Schedule of major customers (Details) - Customer concentration risk - Revenues	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%	43.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	2.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	23.00%
Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	21.00%